Pension and Savings Plans (Details 6) - Pension Plan [Member] $ in Millions	Dec. 31, 2014 USD ($)
Estimated Future Benefit Payments
2015	$ 62.2
2016	63.0
2017	63.6
2018	64.2
2019	64.1
Years 2020-2024	$ 327.7